Segment Information (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Information [Abstract]
Reportable segments	2
Operating segments	2
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s CODM are the Executive Directors and Chief Executive Officer, who review the operation results by customer base of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer